Expense Example {- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund AMCIZ PRO -07 - Fidelity Founders Fund	Jun. 29, 2022 USD ($)
Fidelity Advisor Founders Fund: Class A
Expense Example:
1 year	$ 685
3 years	923
5 years	1,179
10 years	1,911
Fidelity Advisor Founders Fund: Class M
Expense Example:
1 year	487
3 years	775
5 years	1,084
10 years	1,960
Fidelity Advisor Founders Fund: Class C
Expense Example:
1 year	293
3 years	613
5 years	1,061
10 years	2,095
Fidelity Advisor Founders Fund: Class I
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	1,049
Fidelity Advisor Founders Fund: Class Z
Expense Example:
1 year	77
3 years	241
5 years	421
10 years	$ 941